Summary of Significant Accounting Policies (Details 8) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Revenue		$ 752,764	$ 569,946	$ 409,049
Less: Compensation expenses	[1]	(116,316)	(104,231)	(99,578)
Less: Other segment items	[2]	(711,996)	(599,520)	(504,876)
Net loss		$ (75,548)	$ (133,805)	$ (195,405)

[1]	Compensation expenses includes employee salaries and commissions, payroll taxes, benefits, outsourced labor costs, excluding share-based compensation expenses.
[2]	Other segment items include acquisition-related costs, amortization of intangibles, depreciation of property and equipment, share-based compensation expenses, fulfilment costs, clearing and chargeback costs, hosting costs, marketing expenses, professional service fees, referral expenses, software and subscription costs, other overhead expenses, interest and other income, net, and income tax expenses.